Commitments and contingencies (Details) $ in Thousands				12 Months Ended	132 Months Ended
	Aug. 07, 2025 item	Jul. 08, 2025 USD ($)	Mar. 26, 2023 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Commitments and contingencies
Payment of legal fees | ₪			₪ 200,000
Grant received				$ 3,843
Royalties rate				3.00%
Contignent amount				$ 2,673	$ 2,673
Breach of Agreement and Plan of Merger | Forecast
Commitments and contingencies
Agreement plan | item	2
Quinn Emanuel Urquhart & Sullivan, LLP | Subsequent events
Commitments and contingencies
Damages sought value		$ 30,000
Maximum
Commitments and contingencies
Grant amount				$ 8,745	$ 8,745
Percentage of expenditures					85.00%
Minimum
Commitments and contingencies
Percentage of expenditures					30.00%